CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows From Operating Activities:
Net Income	$ 152,624	$ 99,365	$ 101,634
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations:
Net loss from discontinued operations	771	0	4,238
Depreciation	20,946	22,463	21,881
Amortization of intangibles	52,969	45,302	42,079
Asset impairment charges	0	24,900	9,942
Amortization of contract acquisition costs	19,745	24,550	26,618
Deferred income taxes	20,362	12,039	(790)
Employee share-based compensation expense	6,150	6,663	9,683
Gain on early debt extinguishment	0	(9,834)	0
Other non-cash items, net	12,802	15,111	21,912
Changes in assets and liabilities, net of effects of acquisitions and discontinued operations:
Trade accounts receivable	(3,962)	(1,481)	10,578
Inventories and supplies	(470)	2,793	321
Other current assets	1,864	(2,109)	(1,807)
Non-current assets	928	5,403	5,404
Accounts payable	(5,193)	1,868	(9,768)
Contract acquisition payments	(22,087)	(29,250)	(9,008)
Other accrued and non-current liabilities	(44,834)	(11,345)	(34,430)
Net cash provided by operating activities of continuing operations	212,615	206,438	198,487
Cash Flows From Investing Activities:
Purchases of capital assets	(43,932)	(44,266)	(31,865)
Payments for acquisitions, net of cash acquired	(98,621)	(30,825)	(104,879)
Purchases of customer lists	(265)	(1,639)	(3,637)
Purchases of marketable securities	(14)	(4,581)	0
Proceeds from sales of marketable securities	1,970	914	0
Proceeds from life insurance policies	6,143	0	0
Proceeds from sale of facility	0	0	4,181
Other	(1,451)	(1,391)	427
Net cash used by investing activities of continuing operations	(136,170)	(81,788)	(135,773)
Cash Flows From Financing Activities:
Net (payments) proceeds from short-term debt	(19,000)	(52,000)	10,800
Payments on long-term debt	0	(22,627)	(1,755)
Payments for debt issue costs, credit facility	(2,361)	0	0
Change in book overdrafts	(693)	(3,360)	(6,370)
Proceeds from issuing shares under employee plans	3,267	1,972	2,801
Excess tax benefit from share-based employee awards	680	68	112
Payments for common shares repurchased	(2,999)	(1,319)	(21,847)
Cash dividends paid to shareholders	(51,435)	(51,279)	(51,422)
Net cash used by financing activities of continuing operations	(72,541)	(128,545)	(67,681)
Effect Of Exchange Rate Change On Cash	690	1,594	(2,053)
Cash (Used) Provided By Operating Activities Of Discontinued Operations	0	(470)	995
Cash Used By Investing Activities Of Discontinued Operations	0	(30)	0
Net Change In Cash And Cash Equivalents	4,594	(2,801)	(6,025)
Cash And Cash Equivalents: Beginning Of Year	12,789	15,590	21,615
Cash And Cash Equivalents: End Of Year	$ 17,383	$ 12,789	$ 15,590